4. Loan Servicing (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loan Servicing Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 193,751,501	$ 198,438,802
Net gain realized on the sale of loans	$ 778,203	$ 1,375,689